UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: July 31, 2017

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND III	Chilton Strategic European Equities Fund
July 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 106.7%

	Shares	Value

BELGIUM — 3.6%
UCB	206,559	$15,052,882

DENMARK — 2.5%
Pandora	90,804	10,450,283

FRANCE — 40.5%
Alstom (A)	375,446	13,460,215
Atos (A)	155,906	23,706,851
BNP Paribas (A)	267,181	20,738,994
Criteo ADR *	206,018	10,424,511
Eiffage (A)	150,727	14,604,500
Ipsen (A)	106,345	13,627,680
Publicis Groupe (A)	132,613	10,033,024
Safran (A)	215,609	20,401,102
Teleperformance (A)	147,883	20,596,201
Valeo (A)	296,468	20,545,063

		168,138,141

GERMANY — 18.0%
Bayer (A)	94,218	11,950,966
Fresenius & KGaA (A)	183,092	15,481,996
HUGO BOSS (A)	170,962	12,897,943
Rheinmetall	175,077	17,492,363
RWE *	803,031	16,935,385

		74,758,653

IRELAND — 2.9%
DCC (A)	137,451	12,087,172

ITALY — 2.2%
UniCredit *	449,924	8,862,769

LUXEMBOURG — 3.9%
Grand City Properties (A)	786,894	16,310,953

NETHERLANDS — 2.5%
GrandVision	363,087	10,264,126

THE ADVISORS’ INNER CIRCLE FUND III	Chilton Strategic European Equities Fund
July 31, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value

SPAIN — 3.2%
Prosegur Cash * (B)	4,894,198	$13,325,586

SWITZERLAND — 7.6%
Credit Suisse Group (A)	868,758	13,368,963
Nestle (A)	215,309	18,191,991

		31,560,954

UNITED KINGDOM — 19.8%
Babcock International Group (A)	1,371,624	15,283,097
Beazley (A)	2,209,285	14,939,025
British American Tobacco	166,504	10,354,874
BTG *(A)	884,975	7,694,724
Inchcape (A)	1,675,300	17,749,445
Informa (A)	1,708,772	15,680,427

		81,701,592

Total Common Stock
(Cost $380,183,427)		442,513,111

PREFERRED STOCK — 2.3%

GERMANY — 2.3%
Volkswagen
(Cost $9,034,583)	61,676	9,498,837

Total Investments— 109.0%
(Cost $389,218,010)†		$452,011,948

SECURITIES SOLD SHORT

COMMON STOCK — (44.7)%

	Shares	Value

AUSTRIA — (1.0)%
Lenzing	(23,095)	$(4,128,306)

BELGIUM — (2.3)%
Anheuser-Busch InBev	(18,000)	(2,169,188)

THE ADVISORS’ INNER CIRCLE FUND III	Chilton Strategic European Equities Fund
July 31, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value

BELGIUM (continued)
Colruyt	(99,006)	$(5,553,075)
Galapagos *	(25,000)	(1,991,737)

		(9,714,000)

DENMARK — (1.5)%
AP Moller - Maersk, Cl B	(994)	(2,170,827)
Chr Hansen Holding	(27,745)	(2,234,704)
DSV	(32,400)	(2,091,837)

		(6,497,368)

FINLAND — (2.5)%
Stora Enso, Cl R	(762,118)	(10,194,774)

FRANCE — (5.3)%
Accor	(42,652)	(1,982,287)
Bureau Veritas	(203,217)	(4,629,722)
Cie Plastic Omnium	(178,584)	(6,870,729)
Dassault Systemes (A)	(21,400)	(2,099,872)
Essilor International	(15,200)	(1,927,126)
Ubisoft Entertainment *	(32,300)	(2,042,982)
Vivendi	(88,203)	(2,043,389)

		(21,596,107)

GERMANY — (2.9)%
adidas	(10,000)	(2,284,727)
HOCHTIEF	(53,403)	(9,545,959)

		(11,830,686)

IRELAND — (1.2)%
Kerry Group, Cl A	(57,205)	(5,170,350)

ITALY — (0.5)%
Atlantia	(68,800)	(2,092,327)

NETHERLANDS — (1.0)%
ASML Holding	(13,400)	(2,032,827)
Boskalis Westminster	(58,600)	(2,096,722)

		(4,129,549)

NORWAY — (3.0)%
Marine Harvest	(111,200)	(2,071,870)
Schibsted, Cl A	(229,975)	(5,870,134)

THE ADVISORS’ INNER CIRCLE FUND III	Chilton Strategic European Equities Fund
July 31, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value

NORWAY (continued)
Statoil	(119,261)	$(2,235,712)
Telenor	(118,847)	(2,377,590)

		(12,555,306)

SWEDEN — (5.7)%
Alfa Laval	(95,700)	(2,138,309)
Axfood	(471,768)	(7,946,747)
Lundin Petroleum *	(101,455)	(2,308,366)
Sandvik	(290,637)	(4,582,488)
Swedish Match	(127,179)	(4,473,586)
Telefonaktiebolaget LM Ericsson, Cl B	(328,000)	(2,130,793)

		(23,580,289)

SWITZERLAND — (10.8)%
ABB	(436,196)	(10,240,084)
Kuehne + Nagel International	(50,036)	(8,714,062)
LafargeHolcim	(104,532)	(6,253,867)
Novartis	(23,190)	(1,976,168)
Swisscom	(18,118)	(8,857,106)
UBS Group	(114,500)	(1,991,716)
Zurich Insurance Group	(21,152)	(6,448,740)

		(44,481,743)

UNITED KINGDOM — (7.0)%
AstraZeneca	(29,815)	(1,797,350)
BT Group, Cl A	(499,000)	(2,064,024)
Cobham	(1,178,148)	(2,062,754)
Glencore	(473,100)	(2,085,792)
Hargreaves Lansdown	(482,885)	(8,792,238)
Lloyds Banking Group	(2,336,000)	(2,021,254)
Pennon Group	(591,055)	(6,277,698)
RPC Group	(174,300)	(2,060,545)
Shire	(36,600)	(2,057,639)

		(29,219,294)

Total Common Stock
(Proceeds $171,921,095)		(185,190,099)

THE ADVISORS’ INNER CIRCLE FUND III	Chilton Strategic European Equities Fund
July 31, 2017 (Unaudited)

PREFERRED STOCK — (1.8)%

	Shares	Value
GERMANY — (1.8)%
Henkel & KGaA
(Proceeds $6,779,296)	(51,860)	$(7,351,653)

Securities Sold Short — (46.5)%
(Proceeds $178,700,391)††		$(192,541,752)

Percentages are based on Net Assets of $414,751,758.

*	Non-income producing security.
(A)	All or a portion of the shares have been committed as collateral for open short positions.
(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of July 31, 2017 was $13,325,586 and represents 3.2% of net assets.

ADR — American Depositary Receipt

CHF — Swiss Franc

Cl — Class

DKK — Danish Krone

EUR — Euro

GBP — Great British Pound

NOK — Norwegian Krone

SEK — Swedish Krona

USD — United States Dollar

A list of the open forward foreign currency contracts held by the Fund at July 31, 2017, is as follows:

Counterparty	Settlement Date		Currency to Deliver		Currency to Receive	Unrealized Appreciation (Depreciation)

Morgan Stanley & Co, Inc	9/20/17	EUR	24,979,292	GBP	22,124,159	$(411,820)

Morgan Stanley & Co, Inc	8/3/17-9/5/17	EUR	552,834,318	USD	638,312,670	(16,675,851)

Morgan Stanley & Co, Inc	9/20/17	GBP	22,124,159	EUR	25,172,302	640,953

Morgan Stanley & Co, Inc	8/3/17	USD	10,853	EUR	9,447	333

						$(16,446,385)

THE ADVISORS’ INNER CIRCLE FUND III	Chilton Strategic European Equities Fund
July 31, 2017 (Unaudited)

A list of open OTC swap agreements held by the Fund at July 31, 2017 is as follows:

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount	Net Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. LLC	AMADEUS IT GROUP SA	EONIA + 0.50%	Positive Price Return	12/03/18	EUR	$ 14,373,893	$ 2,603,328
Morgan Stanley & Co. LLC	MSCI PAN-EURO CUSTOM BASKET*	Negative Price Return	EONIA - 0.45%	12/15/18	EUR	(107,569,552)	(2,813,611)
							$ (210,283)

For the period ended July 31, 2017, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

*The following table represents the individual common stock exposures compromising the Custom Basket Total Return Swaps as of July 31, 2017.

MSCI Pan - Euro Custom Basket of Securities

			Net Unrealized
Shares	Description	Currency	Depreciation

(327)	CECONOMY AG	GBP	$(853)

(441)	Altice NV	GBP	(1,149)

(486)	Intesa Sanpaolo SpA	GBP	(1,268)

(491)	RTL Group SA	GBP	(1,283)

(536)	SFR Group SA	EUR	(1,398)

(559)	Ryanair Holdings PLC	EUR	(1,459)

(563)	Electricite de France SA	EUR	(1,469)

(587)	Metro Wholesale & Food Specialist AG	GBP	(1,532)

(625)	Sw atch Group AG/The	GBP	(1,631)

(637)	MAN SE	EUR	(1,662)

(660)	Bollore SA	EUR	(1,722)

(661)	DONG Energy A/S	EUR	(1,725)

(676)	CNP Assurances	GBP	(1,764)

(692)	Schindler Holding AG	EUR	(1,806)

(712)	Bayerische Motoren Werke AG	EUR	(1,859)

(807)	Telecom Italia SpA/Milano	GBP	(2,106)

(821)	Svenska Cellulosa AB SCA	GBP	(2,143)

(833)	Volksw agen AG	EUR	(2,174)

(872)	Proximus SADP	EUR	(2,275)

(906)	Evonik Industries AG	GBP	(2,366)

(951)	Innogy SE	EUR	(2,482)

THE ADVISORS’ INNER CIRCLE FUND III	Chilton Strategic European Equities Fund
July 31, 2017 (Unaudited)

MSCI Pan - Euro Custom Basket of Securities (continued)

			Net Unrealized
Shares	Description	Currency	Depreciation

(952)	Bankia SA	GBP	$(2,484)

(1,057)	International Consolidated Airlines Group	CHF	(2,760)

(1,116)	Natixis SA	GBP	(2,912)

(1,185)	Fortum OYJ	EUR	(3,092)

(1,220)	Tenaris SA	GBP	(3,185)

(1,226)	Endesa SA	EUR	(3,201)

(1,282)	AP Moller - Maersk A/S	GBP	(3,345)

(1,301)	ABN AMRO Group NV	CHF	(3,396)

(1,337)	Gas Natural SDG SA	SEK	(3,491)

(1,341)	EDP - Energias de Portugal SA	SEK	(3,499)

(1,349)	Groupe Bruxelles Lambert SA	SEK	(3,522)

(1,430)	Porsche Automobil Holding SE	GBP	(3,732)

(1,436)	Schindler Holding AG	GBP	(3,747)

(1,450)	Bouygues SA	EUR	(3,784)

(1,460)	Klepierre	EUR	(3,810)

(1,487)	Altice NV	CHF	(3,882)

(1,502)	UCB SA	EUR	(3,920)

(1,537)	Kuehne + Nagel International AG	EUR	(4,012)

(1,539)	Coca-Cola European Partners PLC	EUR	(4,016)

(1,597)	Luxottica Group SpA	CHF	(4,169)

(1,615)	Heineken Holding NV	EUR	(4,215)

(1,664)	Coloplast A/S	DKK	(4,345)

(1,676)	Aegon NV	CHF	(4,375)

(1,686)	UniCredit SpA	GBP	(4,401)

(1,701)	Telecom Italia SpA/Milano	GBP	(4,439)

(1,730)	Ferrovial SA	EUR	(4,516)

(1,803)	Beiersdorf AG	GBP	(4,707)

(1,889)	Royal Bank of Scotland Group PLC	EUR	(4,932)

(1,890)	Snam SpA	EUR	(4,932)

(1,912)	Thales SA	SEK	(4,990)

(1,939)	Carlsberg A/S	SEK	(5,061)

THE ADVISORS’ INNER CIRCLE FUND III	Chilton Strategic European Equities Fund
July 31, 2017 (Unaudited)

MSCI Pan - Euro Custom Basket of Securities (continued)

			Net Unrealized
Shares	Description	Currency	Depreciation

(1,979)	SGS SA	SEK	$(5,165)

(1,991)	Telia Co AB	GBP	(5,198)

(2,001)	Sw atch Group AG/The	GBP	(5,224)

(2,039)	Erste Group Bank AG	EUR	(5,321)

(2,047)	Atlantia SpA	GBP	(5,343)

(2,057)	Dassault Systemes SE	EUR	(5,370)

(2,062)	Atlas Copco AB	EUR	(5,381)

(2,069)	Sw isscom AG	EUR	(5,402)

(2,073)	Abertis Infraestructuras SA	EUR	(5,412)

(2,134)	Henkel AG & Co KGaA	EUR	(5,569)

(2,145)	Sky PLC	GBP	(5,599)

(2,152)	Aena SA	SEK	(5,618)

(2,180)	Hermes International	EUR	(5,690)

(2,222)	Carrefour SA	GBP	(5,801)

(2,275)	Associated British Foods PLC	EUR	(5,940)

(2,316)	Merck KGaA	GBP	(6,044)

(2,328)	AP Moller - Maersk A/S	SEK	(6,076)

(2,339)	Centrica PLC	EUR	(6,105)

(2,367)	Publicis Groupe SA	EUR	(6,177)

(2,407)	HeidelbergCement AG	NOK	(6,283)

(2,442)	Telenor ASA	EUR	(6,374)

(2,741)	Sandvik AB	EUR	(7,155)

(2,808)	CaixaBank SA	GBP	(7,331)

(2,825)	Renault SA	GBP	(7,374)

(2,864)	Kone OYJ	SEK	(7,476)

(2,876)	Essity AB	EUR	(7,506)

(2,994)	SSE PLC	EUR	(7,816)

(3,069)	Tesco PLC	EUR	(8,010)

(3,111)	Experian PLC	EUR	(8,121)

(3,124)	DNB ASA	SEK	(8,155)

(3,138)	Skandinaviska Enskilda Banken AB	GBP	(8,192)

THE ADVISORS’ INNER CIRCLE FUND III	Chilton Strategic European Equities Fund
July 31, 2017 (Unaudited)

MSCI Pan - Euro Custom Basket of Securities (continued)

			Net Unrealized
Shares	Description	Currency	Depreciation

(3,220)	Credit Agricole SA	EUR	$(8,405)

(3,229)	E.ON SE	EUR	(8,429)

(3,251)	Telefonaktiebolaget LM Ericsson	EUR	(8,487)

(3,293)	Deutsche Boerse AG	EUR	(8,595)

(3,306)	Fresenius Medical Care AG & Co KGaA	EUR	(8,630)

(3,388)	KBC Group NV	EUR	(8,845)

(3,413)	RELX NV	EUR	(8,909)

(3,443)	Legal & General Group PLC	NOK	(8,986)

(3,461)	Assicurazioni Generali SpA	CHF	(9,034)

(3,502)	Assa Abloy AB	DKK	(9,141)

(3,519)	Rolls-Royce Holdings PLC	SEK	(9,185)

(3,523)	Investor AB	EUR	(9,196)

(3,651)	Akzo Nobel NV	GBP	(9,531)

(3,695)	Svenska Handelsbanken AB	SEK	(9,646)

(3,855)	Sw edbank AB	EUR	(10,063)

(3,880)	RELX PLC	EUR	(10,127)

(3,887)	Vivendi SA	EUR	(10,146)

(3,920)	Heineken NV	EUR	(10,232)

(3,968)	Atlas Copco AB	EUR	(10,358)

(3,988)	Sampo Oyj	CHF	(10,410)

(4,018)	Infineon Technologies AG	EUR	(10,487)

(4,022)	Cie Generale des Etablissements Michelin	EUR	(10,499)

(4,036)	Hennes & Mauritz AB	EUR	(10,535)

(4,044)	Continental AG	EUR	(10,555)

(4,050)	Unibail-Rodamco SE	EUR	(10,573)

(4,114)	BAE Systems PLC	SEK	(10,739)

(4,117)	Henkel AG & Co KGaA	CHF	(10,746)

(4,156)	Engie SA	EUR	(10,847)

(4,272)	Volvo AB	EUR	(11,151)

(4,276)	Koninklijke Ahold Delhaize NV	EUR	(11,162)

(4,277)	WPP PLC	EUR	(11,163)

THE ADVISORS’ INNER CIRCLE FUND III	Chilton Strategic European Equities Fund
July 31, 2017 (Unaudited)

MSCI Pan - Euro Custom Basket of Securities (continued)

			Net Unrealized
Shares	Description	Currency	Depreciation

(4,282)	Essilor International SA	EUR	$(11,177)

(4,320)	Kering	SEK	(11,277)

(4,408)	Amadeus IT Group SA	EUR	(11,507)

(4,451)	LafargeHolcim Ltd	EUR	(11,618)

(4,519)	Cie de Saint-Gobain	EUR	(11,795)

(4,547)	Danske Bank A/S	GBP	(11,869)

(4,659)	Volksw agen AG	EUR	(12,161)

(4,714)	Aviva PLC	EUR	(12,304)

(4,754)	CRH PLC	EUR	(12,410)

(4,804)	Pernod Ricard SA	EUR	(12,540)

(4,824)	Safran SA	CHF	(12,592)

(4,965)	Bayerische Motoren Werke AG	EUR	(12,960)

(5,108)	Sw iss Re AG	EUR	(13,333)

(5,301)	NXP Semiconductors NV	EUR	(13,838)

(5,474)	Orange SA	USD	(14,290)

(5,505)	Compass Group PLC	EUR	(14,369)

(5,641)	Munich Re	EUR	(14,724)

(5,648)	Fresenius SE & Co KGaA	EUR	(14,743)

(5,701)	BT Group PLC	EUR	(14,881)

(5,799)	Linde AG	EUR	(15,137)

(5,901)	Credit Suisse Group AG	EUR	(15,404)

(5,926)	Koninklijke Philips NV	EUR	(15,469)

(5,990)	Standard Chartered PLC	EUR	(15,637)

(6,024)	Deutsche Bank AG	EUR	(15,725)

(6,058)	Nokia OYJ	EUR	(15,814)

(6,141)	Deutsche Post AG	EUR	(16,029)

(6,251)	Nordea Bank AB	EUR	(16,316)

(6,446)	Imperial Brands PLC	EUR	(16,825)

(6,967)	National Grid PLC	EUR	(18,185)

(7,013)	adidas AG	EUR	(18,305)

(7,070)	Industria de Diseno Textil SA	EUR	(18,456)

THE ADVISORS’ INNER CIRCLE FUND III	Chilton Strategic European Equities Fund
July 31, 2017 (Unaudited)

MSCI Pan - Euro Custom Basket of Securities (continued)

			Net Unrealized
Shares	Description	Currency	Depreciation

(7,098)	Enel SpA	EUR	$(18,527)

(7,108)	Iberdrola SA	EUR	(18,555)

(7,129)	Intesa Sanpaolo SpA	EUR	(18,610)

(7,186)	Danone SA	EUR	(18,759)

(7,197)	Schneider Electric SE	EUR	(18,787)

(7,223)	ABB Ltd	EUR	(18,854)

(7,248)	Cie Financiere Richemont SA	EUR	(18,920)

(7,344)	Societe Generale SA	EUR	(19,169)

(7,399)	Vinci SA	EUR	(19,314)

(7,400)	Barclays PLC	EUR	(19,315)

(7,501)	Zurich Insurance Group AG	EUR	(19,579)

(7,780)	Air Liquide SA	EUR	(20,308)

(7,895)	Airbus SE	CHF	(20,608)

(8,266)	Shire PLC	EUR	(21,576)

(8,511)	L’Oreal SA	EUR	(22,217)

(8,591)	Telefonica SA	EUR	(22,424)

(9,078)	Lloyds Banking Group PLC	EUR	(23,696)

(9,108)	ASML Holding NV	EUR	(23,775)

(9,341)	AXA SA	DKK	(24,383)

(9,712)	Banco Bilbao Vizcaya Argentaria SA	EUR	(25,352)

(9,757)	Deutsche Telekom AG	EUR	(25,469)

(10,041)	Reckitt Benckiser Group PLC	DKK	(26,210)

(10,271)	Prudential PLC	EUR	(26,809)

(10,399)	UBS Group AG	EUR	(27,144)

(11,016)	Daimler AG	EUR	(28,755)

(11,462)	LVMH Moet Hennessy Louis Vuitton SE	EUR	(29,918)

(11,835)	ING Groep NV	EUR	(30,892)

(11,952)	Unilever PLC	CHF	(31,199)

(12,451)	AstraZeneca PLC	EUR	(32,502)

(12,729)	Vodafone Group PLC	DKK	(33,227)

(13,286)	Diageo PLC	EUR	(34,679)

THE ADVISORS’ INNER CIRCLE FUND III	Chilton Strategic European Equities Fund
July 31, 2017 (Unaudited)

MSCI Pan - Euro Custom Basket of Securities (concluded)

			Net Unrealized
Shares	Description	Currency	Depreciation

(13,300)	Novo Nordisk A/S	EUR	$(34,716)

(13,405)	BNP Paribas SA	EUR	(34,992)

(14,283)	BASF SE	EUR	(37,283)

(14,968)	Anheuser-Busch InBev SA/NV	EUR	(39,070)

(15,497)	Unilever NV	CHF	(40,451)

(15,873)	Allianz SE	CHF	(41,434)

(15,910)	GlaxoSmithKline PLC	CHF	(41,529)

(16,939)	Siemens AG	EUR	(44,216)

(17,007)	SAP SE	EUR	(44,394)

(17,098)	Bayer AG	EUR	(44,631)

(17,894)	Banco Santander SA	CHF	(46,707)

(18,070)	Sanofi	EUR	(47,167)

(18,937)	British American Tobacco PLC	CHF	(49,429)

(29,082)	Roche Holding AG	CHF	(75,910)

(31,101)	Novartis AG	DKK	(81,182)

(32,450)	HSBC Holdings PLC	CHF	(84,705)

(42,976)	Nestle SA	DKK	(112,180)

Subtotal			(2,739,256)

Accrued income			(74,355)

Total			$(2,813,611)

The following is a list of the level of inputs used as of July 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$442,513,111	$—	$—	$442,513,111
Preferred Stock	9,498,837	—	—	9,498,837

Total Investments in Securities	$452,011,948	$—	$—	$452,011,948

Liabilities	Level 1	Level 2	Level 3	Total
Common Stock	$(185,190,099)	$—	$—	$(185,190,099)
Preferred Stock	(7,351,653)	—	—	(7,351,653)

Total Liabilities	$(192,541,752)	$—	$—	$(192,541,752)

THE ADVISORS’ INNER CIRCLE FUND III	Chilton Strategic European Equities Fund
July 31, 2017 (Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts*
Unrealized Appreciation	$—	$641,286	$—	$641,286
Unrealized Depreciation	—	(17,087,671)	—	(17,087,671)
OTC Swaps *
Total Return Swaps
Unrealized Appreciation	—	2,603,328	—	2,603,328
Unrealized Depreciation	—	(2,813,611)	—	(2,813,611)
Total Other Financial Instruments	$—	$(16,656,668)	$—	$(16,656,668)

* Forward contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended July 31, 2017, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. As of July 31, 2017, the Fund did not hold any Level 3 securities.

†At July 31, 2017, the tax basis cost of the Fund’s investments was $389,218,010, and the unrealized appreciation and depreciation were $64,937,093 and $(2,143,155), respectively.

††At July 31, 2017, the tax basis proceeds of the Fund’s securities sold short was $(178,700,391), and the unrealized appreciation and depreciation were $606,849 and $(14,448,210), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statement.

CHL-QH-001-0200

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 27, 2017